Annual Total Returns (Vanguard Target Retirement 2025 Fund - Investor Shares Participant) (Vanguard Target Retirement 2025 Fund, Vanguard Target Retirement 2025 Fund - Investor Shares)	18 Months Ended
Mar. 31, 2013
Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Annual Total Return
2012	13.29%
2011	(0.37%)
2010	13.84%
2009	24.81%
2008	(30.05%)
2007	7.59%
2006	13.24%
2005	5.45%
2004	10.11%